Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Amortization of deferred commissions	$ 44,012	$ 38,303	$ 165,797	$ 84,152	$ 64,007